Variable Interest Entities (Details 12) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Interest in securitized assets held at fair value [Abstract]
Investment - grade	$ 2,800,000,000	$ 3,000,000,000
Noninvestment - grade	800,000,000	600,000,000
Retained interests	3,600,000,000	3,600,000,000
Option ARMs [Member]
Interest in securitized assets held at fair value [Abstract]
Investment - grade	0	100,000,000
Noninvestment - grade	0	0
Retained interests	29,000,000	113,000,000
Subprime [Member]
Interest in securitized assets held at fair value [Abstract]
Investment - grade	0	0
Noninvestment - grade	0	0
Retained interests	14,000,000	27,000,000
Prime [Member]
Interest in securitized assets held at fair value [Abstract]
Investment - grade	200,000,000	700,000,000
Noninvestment - grade	500,000,000	400,000,000
Retained interests	708,000,000	1,143,000,000
Commercial and other [Member]
Interest in securitized assets held at fair value [Abstract]
Investment - grade	2,600,000,000	2,200,000,000
Noninvestment - grade	300,000,000	200,000,000
Retained interests	$ 2,906,000,000	$ 2,361,000,000